Note 10 - Investment in Joint Venture (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Note 10 - Investment in Joint Venture (Details) [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 19,953,665	$ 21,215,870
Euromar LLC Joint Venture (Member)
Note 10 - Investment in Joint Venture (Details) [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Maximum Investment		25,000,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 19,953,665	$ 21,215,870